Related Party Transactions (Details Narrative) (USD $)	Sep. 30, 2014
Accrued Interest	$ 3,060
Directors, A Company Controlled By A Director Of The Company, And A Company With Directors In Common [Member]
Accounts Payable	111,111
Companies Controlled By A Directors Of The Company [Member]
Accrued Interest	$ 404,838